Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retail
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 204	$ 212
Recorded Investment, Total	359	347
Unpaid Principal Balance, Total	358	345
Average recorded investment, Total	374	352
Retail | North America
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	31	39
With an allowance recorded, Unpaid Principal Balance	30	37
Related Allowance, Total	16	18
With an allowance recorded, Average recorded investment	33	41
Retail | EMEA
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	234	260
With an allowance recorded, Unpaid Principal Balance	234	260
Related Allowance, Total	167	170
With an allowance recorded, Average recorded investment	249	277
Retail | LATAM
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	91	45
With an allowance recorded, Unpaid Principal Balance	91	45
Related Allowance, Total	20	22
With an allowance recorded, Average recorded investment	88	32
Retail | APAC
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	3	3
With an allowance recorded, Unpaid Principal Balance	3	3
Related Allowance, Total	1	2
With an allowance recorded, Average recorded investment	4	2
Wholesale
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	135	164
Recorded Investment, Total	314	540
Unpaid Principal Balance, Total	303	527
Average recorded investment, Total	322	524
Wholesale | North America
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	25	44
With an allowance recorded, Unpaid Principal Balance	23	44
Related Allowance, Total	5	3
With an allowance recorded, Average recorded investment	27	49
Wholesale | EMEA
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	256	457
With an allowance recorded, Unpaid Principal Balance	256	457
Related Allowance, Total	107	134
With an allowance recorded, Average recorded investment	260	443
Wholesale | LATAM
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	23	30
With an allowance recorded, Unpaid Principal Balance	14	17
Related Allowance, Total	16	21
With an allowance recorded, Average recorded investment	26	28
Wholesale | APAC
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	10	9
With an allowance recorded, Unpaid Principal Balance	10	9
Related Allowance, Total	7	6
With an allowance recorded, Average recorded investment	$ 9	$ 4